Segment Information - Segment results (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Segment Reporting Information [Line Items]
Revenues		$ 102,494	$ 73,250	$ 197,672	$ 351,843			$ 365,611
Operating expenses		140,484	161,190	401,498	407,339			649,954
Operating (loss) income		(37,990)	(87,940)	(203,826)	(55,496)			(284,343)
Total non-operating (expense) income		733	3,562	1,397	15,560			(5,330)
Interest expense, net		(16,703)	(19,853)	(168,171)	(23,114)			(429,299)
Reorganization items, net				3,361,251			$ 3,400,000
Benefit from (provision for) income taxes		3,521	14,477	(60,693)	4,304			(11,757)
Net (loss) income from continuing operations		(50,439)	(89,754)	2,929,958	(58,746)			(730,729)
Income (loss) from discontinued operations, net of tax		1,175	(3,968)	(165,946)	11,940			(118,476)
Net (loss) income		(49,264)	(93,722)	2,764,012	(46,806)			(849,205)
Depreciation expense		$ 3,572	$ 3,604	$ 5,864	$ 6,556			$ 9,716
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Skillsoft
Segment Reporting Information [Line Items]
Revenues		$ 102,494	$ 73,250	$ 197,672	$ 219,257			$ 365,611
Operating expenses		140,484	161,190	401,498	257,967			649,954
Operating (loss) income		(37,990)	(87,940)	(203,826)	(38,710)			(284,343)
Depreciation expense		$ 1,800	$ 2,000	$ 2,700	1,800			$ 5,000
Global Knowledge Segment
Segment Reporting Information [Line Items]
Revenues					132,586
Operating expenses					149,372
Operating (loss) income					(16,786)
Depreciation expense					$ 2,000